ACQUISITIONS (Pro Forma Information) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Torrance Refinery [Member]
Business Acquisition [Line Items]
Revenue since acquisition	$ 928,225
Net income since acquisition	$ 51,457
Revenues		$ 12,243,582	$ 12,195,070
Net income attributable to PBF Holdings LLC		$ (60,908)	115,236
Chalmette Refining L.L.C. [Member]
Business Acquisition [Line Items]
Revenues			13,151,698	$ 16,811,922	$ 26,685,661
Net income attributable to PBF Holdings LLC			$ 682,671	$ 397,108	$ 47,030